UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-03657

DWS State Tax-Free Income Series
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  3/31

Date of reporting period:  12/31/2012

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of December 31, 2012 (Unaudited)

DWS Massachusetts Tax-Free Fund
	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 88.2%
Massachusetts 82.5%
Boston, MA, General Obligation:
Series D, 4.0%, 10/1/2025	1,575,000	1,844,372
Series A, 4.0%, 4/1/2028	3,435,000	3,859,566
Series A, 4.75%, 4/1/2029	3,900,000	4,449,510
Boston, MA, Industrial Development Financing Authority Revenue, Crosstown Center Project:
AMT, 6.5%, 9/1/2035	1,895,000	1,490,152
AMT, 8.0%, 9/1/2035 *	960,000	328,032
Boston, MA, Metropolitan Transit Parking Corp., System Wide Parking Revenue, 5.25%, 7/1/2036	2,720,000	3,150,739
Boston, MA, Water & Sewer Commission:
Series A, 4.0%, 11/1/2027	3,170,000	3,593,132
Series A, 5.0%, 11/1/2030	500,000	609,090
Boston, MA, Water & Sewer Commission Revenue:
Series A, 5.0%, 11/1/2025	2,000,000	2,379,440
Series A, 5.0%, 11/1/2030	1,270,000	1,498,397
Braintree, MA, General Obligation, Municipal Purpose Loan:
5.0%, 5/15/2026	7,645,000	9,051,298
5.0%, 5/15/2027	2,295,000	2,708,100
Chicopee, MA, Electrical Systems, ETM, 7.125%, 1/1/2017	530,000	597,549
Massachusetts, Airport Revenue, USAir Private Jet, Series A, AMT, 5.75%, 9/1/2016 , INS: NATL	820,000	822,058
Massachusetts, Bay Transportation Authority Revenue:
Series A, 5.25%, 7/1/2025	2,960,000	3,877,600
Series A, 5.25%, 7/1/2034	1,700,000	1,961,035
Series C, ETM, 6.1%, 3/1/2013	530,000	535,146
Series B, 6.2%, 3/1/2016	3,100,000	3,338,142
Massachusetts, Bay Transportation Authority, Sales Tax Revenue:
Series A-2, Zero Coupon, 7/1/2027	21,090,000	11,612,998
Series C, ETM, 5.0%, 7/1/2015	190,000	211,542
Series C, ETM, 5.0%, 7/1/2016	75,000	86,653
Series B, 5.0%, 7/1/2035	3,970,000	4,544,141
Series A, 5.25%, 7/1/2021	2,000,000	2,571,580
Series C, ETM, 5.5%, 7/1/2017	165,000	200,229
Massachusetts, Higher Education Revenue, Building Authority, University of Massachusetts, ETM, 6.875%, 5/1/2014	895,000	940,511
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Milford-Whitinsville Regional, Series C, 5.75%, 7/15/2013	330,000	330,779
Massachusetts, Industrial Development Revenue, Development Finance Agency, Series A, 7.1%, 7/1/2032	3,440,000	3,441,686
Massachusetts, Project Revenue, Health & Educational Facilities Authority, Jordan Hospital, Series E, 6.75%, 10/1/2033	5,000,000	5,073,100
Massachusetts, Sales & Special Tax Revenue, Federal Highway Grant, Series A, ETM, Zero Coupon, 12/15/2014	3,000,000	2,972,400
Massachusetts, Special Obligation Consolidated Loan, Series A, 5.5%, 6/1/2016 , INS: FGIC, NATL	2,600,000	3,020,784
Massachusetts, State Central Artery, Series A, 0.15% **, 12/1/2030 , SPA: Bank of America NA	2,500,000	2,500,000
Massachusetts, State College Building Authority, Series A, 5.0%, 5/1/2036	2,250,000	2,614,860
Massachusetts, State College Building Authority Project Revenue:
Series A, Prerefunded, 5.0%, 5/1/2031, INS: AMBAC	2,630,000	3,008,957
Series A, 5.5%, 5/1/2039	5,730,000	6,786,211
Massachusetts, State College Building Authority Revenue, Series B, 5.0%, 5/1/2043	2,000,000	2,304,960
Massachusetts, State Department of Transportation, Metropolitan Highway Systems Revenue, Series B, 5.0%, 1/1/2032	14,400,000	16,337,520
Massachusetts, State Department of Transportation, Metropolitan Highway Systems Revenue, Contract Assistance, Series B, 5.0%, 1/1/2035	4,500,000	5,072,040
Massachusetts, State Development Finance Agency Revenue, Bentley University, 5.0%, 7/1/2028	2,250,000	2,506,252
Massachusetts, State Development Finance Agency Revenue, Berkshire Health System, Series G, 5.0%, 10/1/2029	1,000,000	1,122,580
Massachusetts, State Development Finance Agency Revenue, Boston College:
Series P, 5.0%, 7/1/2022	1,500,000	1,727,775
Series Q-1, 5.0%, 7/1/2029	1,000,000	1,167,730
Series R-1, 5.0%, 7/1/2031	3,000,000	3,508,890
Massachusetts, State Development Finance Agency Revenue, Boston University, Series V-1, 5.0%, 10/1/2029	3,400,000	3,846,964
Massachusetts, State Development Finance Agency Revenue, Carleton-Willard Village, 5.625%, 12/1/2030	500,000	553,585
Massachusetts, State Development Finance Agency Revenue, Clark University, 0.13% **, 10/1/2038 , LOC: TD BankNorth NA	4,290,000	4,290,000
Massachusetts, State Development Finance Agency Revenue, College of the Holy Cross, Series B, 5.0%, 9/1/2026	1,500,000	1,770,660
Massachusetts, State Development Finance Agency Revenue, Linden Ponds, Inc. Facility:
Series B, Zero Coupon, 11/15/2056*	327,629	1,750
Series A-2, 5.5%, 11/15/2046	65,870	41,359
Series A-1, 6.25%, 11/15/2026	1,235,770	1,034,537
Massachusetts, State Development Finance Agency Revenue, Northern Berkshire Healthcare:
Series B, 144A, 2/15/2043*	148,035	14,801
Series C, 144A, 2/15/2043*	230,740	2
Series A, 144A, 6.0%, 2/15/2043	191,125	161,497
Massachusetts, State Development Finance Agency Revenue, Partners Healthcare System, Inc.:
Series K-1, 0.09% **, 7/1/2046, SPA: Wells Fargo Bank NA	8,000,000	8,000,000
Series L, 5.0%, 7/1/2036	500,000	570,310
Series L, 5.0%, 7/1/2041	2,000,000	2,265,280
Massachusetts, State Development Finance Agency Revenue, Resource Recovery, SEMASS System:
Series A, 5.625%, 1/1/2014, INS: NATL	5,000,000	5,000,000
Series A, 5.625%, 1/1/2015, INS: NATL	4,000,000	4,000,000
Massachusetts, State Development Finance Agency Revenue, Solid Waste Disposal, Dominion Energy Brayton, Series 1, 5.75%, Mandatory Put 5/19/2019 @ 100, 12/1/2042	1,000,000	1,222,540
Massachusetts, State Development Finance Agency Revenue, Wellesley College, Series J, 5.0%, 7/1/2042	3,500,000	4,082,785
Massachusetts, State Development Finance Agency Revenue, Wheelock College, Series C, 5.25%, 10/1/2029	8,620,000	9,169,611
Massachusetts, State Development Finance Agency Revenue, Worcester Polytechnic Institute:
5.0%, 9/1/2040	3,500,000	3,868,760
5.0%, 9/1/2045	2,000,000	2,200,820
Massachusetts, State General Obligation:
Series A, 0.11% **, 3/1/2026, SPA: Wells Fargo Bank NA	5,300,000	5,300,000
Series B, 0.12% **, 8/1/2015, SPA: JPMorgan Chase Bank NA	2,320,000	2,320,000
Series A, 0.67% ***, 11/1/2018	5,000,000	4,998,450
Series A, 5.0%, 3/1/2034	5,000,000	5,858,750
Series D, 5.5%, 11/1/2019	4,325,000	5,522,290
Massachusetts, State Health & Educational Facilities Authority Revenue, Berklee College of Music:
Series A, 5.0%, 10/1/2023	3,385,000	3,874,268
Series A, 5.0%, 10/1/2037	9,860,000	10,948,347
Massachusetts, State Health & Educational Facilities Authority Revenue, Boston University, Series N, 0.19% **, 10/1/2034 , LOC: Bank of America NA	2,170,000	2,170,000
Massachusetts, State Health & Educational Facilities Authority Revenue, CareGroup Healthcare System:
Series E-1, 5.125%, 7/1/2033	3,245,000	3,524,492
Series E-1, 5.125%, 7/1/2038	1,500,000	1,619,820
Series B-2, 5.375%, 2/1/2026, INS: NATL	695,000	789,506
Massachusetts, State Health & Educational Facilities Authority Revenue, Catholic Health East, 6.25%, 11/15/2032	1,540,000	1,822,883
Massachusetts, State Health & Educational Facilities Authority Revenue, Children's Hospital, Series M, 5.25%, 12/1/2039 , GTY: The Children's Medical Center	5,500,000	6,167,260
Massachusetts, State Health & Educational Facilities Authority Revenue, Dana Farber Cancer Institute, Series K, 5.25%, 12/1/2027	4,000,000	4,607,360
Massachusetts, State Health & Educational Facilities Authority Revenue, Health Education, Stonehill College:
5.375%, 7/1/2023	1,170,000	1,392,206
5.375%, 7/1/2025	1,285,000	1,510,852
Massachusetts, State Health & Educational Facilities Authority Revenue, Isabella Stewart Gardner, Series A, 5.0%, 5/1/2029	1,500,000	1,721,850
Massachusetts, State Health & Educational Facilities Authority Revenue, Lesley University, Series A, 5.25%, 7/1/2039 , INS: AGC	2,500,000	2,855,800
Massachusetts, State Health & Educational Facilities Authority Revenue, Massachusetts Institute of Technology, Series A, 5.0%, 7/1/2038	1,965,000	2,238,823
Massachusetts, State Health & Educational Facilities Authority Revenue, Northeastern University, Series Y-1, 5.625%, 10/1/2029	3,000,000	3,537,000
Massachusetts, State Health & Educational Facilities Authority Revenue, Partners Healthcare Systems, Series J1, 5.0%, 7/1/2034	10,000,000	11,064,300
Massachusetts, State Health & Educational Facilities Authority Revenue, Sterling & Francine Clark Art Institute, Series B, 5.0%, 7/1/2030	1,500,000	1,756,695
Massachusetts, State Health & Educational Facilities Authority Revenue, Suffolk University, Series A, 5.75%, 7/1/2039	10,000,000	11,159,500
Massachusetts, State Health & Educational Facilities Authority Revenue, Tufts University:
5.375%, 8/15/2038	3,000,000	3,515,790
Series M, 5.5%, 2/15/2027	1,705,000	2,279,073
Series M, 5.5%, 2/15/2028	3,000,000	4,026,030
Massachusetts, State Port Authority Revenue:
Series A, 5.0%, 7/1/2034	1,500,000	1,753,440
Series B, 5.0%, 7/1/2034	1,350,000	1,578,096
Series A, AMT, 5.0%, 7/1/2037	2,200,000	2,473,284
Series B, 5.0%, 7/1/2040	8,500,000	9,582,475
Massachusetts, State Port Authority Supply Facilities Revenue, Delta Air Lines, Inc. Project:
Series A, AMT, 5.5%, 1/1/2014, INS: AMBAC	1,000,000	1,001,030
Series A, AMT, 5.5%, 1/1/2017, INS: AMBAC	4,000,000	4,003,240
Series A, AMT, 5.5%, 1/1/2018, INS: AMBAC	5,000,000	5,003,650
Massachusetts, State School Building Authority, Dedicated Sales Tax Revenue:
Series A, Prerefunded, 5.0%, 8/15/2021, INS: AGMC	4,500,000	5,026,590
Series A, 5.0%, 8/15/2024, INS: AMBAC	7,800,000	9,121,476
Series A, 5.0%, 8/15/2037, INS: AMBAC	5,000,000	5,631,450
Massachusetts, State School Building Authority, Sales Tax Revenue:
Series B, 5.0%, 8/15/2030	4,500,000	5,463,180
Series B, 5.25%, 10/15/2035	10,000,000	11,935,300
Massachusetts, State Transportation Fund Revenue, Accelerated Bridge Program, Series A, 5.0%, 6/1/2024	5,000,000	6,204,700
Massachusetts, State Water Pollution Abatement Trust:
Series 13, 5.0%, 8/1/2025	5,000,000	5,814,200
Series 13, 5.0%, 8/1/2026	5,000,000	5,759,350
Series 2, 5.7%, 2/1/2015	35,000	35,157
Massachusetts, State Water Pollution Abatement Trust, MWRA Program, Series A, 6.0%, 8/1/2019	4,000,000	5,212,400
Massachusetts, State Water Pollution Abatement Trust, Pool Program:
Series 11, 5.0%, 8/1/2017	115,000	127,906
Series 11, 5.0%, 8/1/2020	100,000	110,652
Series 6, 5.625%, 8/1/2015	120,000	120,529
Massachusetts, State Water Resources Authority:
Series B, 5.0%, 8/1/2036	3,500,000	4,041,905
Series A, 5.0%, 8/1/2039	5,115,000	5,861,585
Series B, 5.0%, 8/1/2039	7,500,000	8,497,575
Series C, 5.25%, 12/1/2015	1,205,000	1,307,076
Series C, ETM, 5.25%, 12/1/2015	1,890,000	2,047,664
Series A, 5.25%, 8/1/2026, INS: NATL	1,950,000	2,259,192
Series B, 5.25%, 8/1/2031, INS: AGMC	5,130,000	6,856,809
Massachusetts, Water & Sewer Revenue, Water Resource Authority:
Series C, 5.25%, 12/1/2015, INS: FGIC, NATL	4,650,000	5,043,901
Series A, ETM, 6.5%, 7/15/2019	3,110,000	3,694,213
North Reading, MA, Municipal Purpose Loan, 5.0%, 5/15/2035	5,000,000	5,840,500
Plymouth, MA, General Obligation, Municipal Purpose Loan:
5.0%, 5/1/2029	1,660,000	1,961,489
5.0%, 5/1/2030	1,595,000	1,885,992
Springfield, MA, Water & Sewer Commission Revenue, Series B, 5.0%, 11/15/2030 , INS: AGC	5,000,000	5,854,950
University of Massachusetts, Building Authority Project Revenue, Series 2009-1, 5.0%, 5/1/2034	4,000,000	4,560,880
University of Massachusetts, Building Authority Revenue, Series 2, 5.0%, 11/1/2020 , INS: AMBAC	11,380,000	12,662,867

		446,768,845
Guam 1.7%
Guam, Government Limited Obligation Revenue, Section 30:
Series A, 5.625%, 12/1/2029	3,920,000	4,403,336
Series A, 5.75%, 12/1/2034	3,725,000	4,183,510
Guam, Power Authority Revenue, Series A, 5.0%, 10/1/2030 , INS: AGMC	415,000	469,506

		9,056,352
Puerto Rico 3.8%
Commonwealth of Puerto Rico, General Obligation, Public Improvement, 5.5%, 7/1/2015 , INS: AGMC	2,500,000	2,652,300
Puerto Rico, Commonwealth Highway & Transportation Authority, Highway Revenue, Series Y, 6.25%, 7/1/2014	145,000	152,914
Puerto Rico, Electric Power Authority Revenue:
Series XX, 5.25%, 7/1/2040	5,585,000	5,540,823
Series WW, 5.375%, 7/1/2024	5,000,000	5,150,950
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue:
Series A, 5.375%, 8/1/2039	1,825,000	1,873,527
Series A, 6.0%, 8/1/2042	2,500,000	2,676,975
Series A, 6.5%, 8/1/2044	2,500,000	2,781,300

		20,828,789
Virgin Islands 0.2%
Virgin Islands, Public Finance Authority Revenue, Series B, 5.0%, 10/1/2025	1,000,000	1,077,900

Total Municipal Bonds and Notes (Cost $434,074,731)		477,731,886
Municipal Inverse Floating Rate Notes (a) 21.9%
Massachusetts
Massachusetts, Bay Transportation Authority, Sales Tax Revenue, Series A, 5.25%, 7/1/2028 (b)	10,000,000	13,174,900
Trust: Massachusetts, Bay Transportation Authority, Sales Tax Revenue, Series 2008-1111, 144A, 9.79%, 7/1/2028, Leverage Factor at purchase date: 2 to 1
Massachusetts, State Development Finance Agency Revenue, Harvard University, Series B-2, 5.25%, 2/1/2034 (b)	5,000,000	6,072,000
Trust: Massachusetts, State Development Finance Agency Revenue, Harvard University, Series 4691, 144A, 10.05%, 1/17/2019, Leverage Factor at purchase date: 2 to 1
Massachusetts, State General Obligation, Series C, 5.0%, 8/1/2027, INS: AGMC (b)	10,000,000	11,459,741
Massachusetts, State General Obligation, Series C, 5.25%, 8/1/2023, INS: AGMC (b)	5,000,000	5,873,869
Trust: Massachusetts, State General Obligation, Series 2755-1, 144A, 15.194%, 8/1/2027, Leverage Factor at purchase date: 3 to 1
Massachusetts, State General Obligation, Series C, 5.0%, 8/1/2026, INS: AGMC (b)	20,000,000	22,951,400
Trust: Massachusetts, State General Obligation, Series 2648, 144A, 17.99%, 8/1/2015, Leverage Factor at purchase date: 4 to 1
Massachusetts, State Health & Educational Facilities Authority Revenue, Harvard University, Series B, 5.0%, 10/1/2038 (b)	10,000,000	11,455,928
Trust: Massachusetts, State Health & Educational Facilities Authority Revenue, Series 3104, 144A, 13.644%, 10/1/2015, Leverage Factor at purchase date: 3 to 1
Massachusetts, State Water Pollution Abatement Trust, 5.25%, 8/1/2031 (b)	12,615,000	16,985,761
Trust: Massachusetts, State Water Pollution Abatement Trust, Series 2840, 144A, 13.593%, 8/1/2031, Leverage Factor at purchase date: 3 to 1
Massachusetts, State Water Resources Authority, Series A, 5.0%, 8/1/2035 (b)	15,000,000	17,774,700
Trust: Massachusetts, State Water Resources Authority, Series 3690, 144A, 9.34%, 2/1/2018, Leverage Factor at purchase date: 2 to 1
Massachusetts, State Water Resource Authority, Series J, 5.5%, 8/1/2021, INS: AGMC (b)	10,000,000	13,061,900
Trust: Massachusetts, State Water Resources Authority, Series 2499, 144A, 19.75%, 8/1/2021, Leverage Factor at purchase date: 4 to 1

Total Municipal Inverse Floating Rate Notes (Cost $101,698,603)		118,810,199

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $535,773,334) †	110.1	596,542,085
Other Assets and Liabilities, Net	(10.1)	(54,761,446)

Net Assets	100.0	541,780,639

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

The following table represents bonds that are in default:

Security	Coupon	Maturity Date	Principal Amount ($)	Cost ($)	Value ($)
Boston, MA, Industrial Development Financing Authority Revenue, Crosstown Center Project, AMT *	8.0%	9/1/2035	960,000	960,000	328,032

* Non-income producing security.
**
Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of December 31, 2012.

***
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of December 31, 2012.

†
The cost for federal income tax purposes was $473,234,744.  At December 31, 2012, net unrealized appreciation for all securities based on tax cost was $60,447,341.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $62,896,129 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,448,788.

(a) Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund.
(b) Security forms part of the below tender option bond trust. Principal Amount and Value shown take into account the leverage factor.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGC: Assured Guaranty Corp.
AGMC: Assured Guaranty Municipal Corp.
AMBAC: Ambac Financial Group, Inc.
AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

FGIC: Financial Guaranty Insurance Co.
GTY: Guaranty Agreement
INS: Insured
LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SPA: Standby Bond Purchase Agreement

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2012 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Municipal Investments(c)	$—	$596,542,085	$—	$596,542,085
Total	$—	$596,542,085	$—	$596,542,085

There have been no transfers between fair value measurement levels during the period ended December 31, 2012.

(c)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Massachusetts Tax-Free Fund, a series of DWS State Tax-Free Income Series

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	February 19, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	February 19, 2013

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	February 19, 2013